Commitments, contingencies and guarantees - Maturities of commitments (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	¥ 965,942
Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	13,273
Less than 1 year [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	356,439
Less than 1 year [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	235
1 to 3 years [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	116,478
1 to 3 years [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	77
3 to 5 years [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	158,314
3 to 5 years [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	294
More than 5 years [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	334,711
More than 5 years [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	¥ 12,667